Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments at Fair Value through Profit or Loss
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Financial assets held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$—

Financial liabilities held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$1	$1

Outstanding Forward Exchange Contracts Not Designated for Hedge

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2016
Forward exchange contracts - buy	EUR/NT$	2017.03	EUR5/NT$167
Forward exchange contracts - buy	US$/NT$	2017.01	US$2/NT$55

December 31, 2017
Forward exchange contracts - buy	EUR/NT$	2018.03-06	EUR2/NT$69
Forward exchange contracts - buy	US$/NT$	2018.01	US$4/NT$125